Expected Net Pension and OPEB Plan Payments for Next 10 Years (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Pension benefits
Expected Net Pension and OPEB Plan Payments for the Next 10 Years
2018	$ 250
2019	260
2020	271
2021	283
2022	294
2023 through 2027	1,626
Total expected net benefit payments for next 10 years	2,984
OPEB
Expected Net Pension and OPEB Plan Payments for the Next 10 Years
2018	20
2019	19
2020	18
2021	17
2022	17
2023 through 2027	73
Total expected net benefit payments for next 10 years	$ 164